Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 19,706	$ 17,366
State loss carryforwards and other benefits	8,866	7,352
Inventory reserves	7,867	9,418
Warranty reserves	2,819	2,366
Legal reserves	451	410
Accrued expenses	5,992	4,003
Disallowed interest carryforward	9,222
Valuation allowance	(5,250)	(5,230)	$ (4,188)
Total deferred tax assets	49,673	35,685
Intangibles-net	(51,823)	(56,439)
Property, plant and equipment	(31,332)	(18,214)
Indemnification receivable related to warranty reserves	(521)	(506)
Total deferred tax liabilities	(83,676)	(75,159)
Net deferred tax liability	$ (34,003)	$ (39,474)